Share-Based Payment Arrangements - Summary of Share-Based Payment Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	$ 241	$ 279	$ 304
Cost of revenue
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	48	52	48
Sales and marketing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	12	13	12
Research and development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	110	109	97
General and administrative
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	$ 71	$ 105	$ 147